Shareholders’ Equity (Details) - Schedule of restricted stock grants - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Shareholders’ Equity (Details) - Schedule of restricted stock grants [Line Items]
Shares, Unvested Beginning	12,146	13,875	16,500
Weighted Average Grant Date Fair Value Per Share, Unvested Beginning	$ 56	$ 82.4	$ 102.8
Aggregate Intrinsic Value, Unvested Beginning
Shares, Forfeited	(3,750)	(3,000)
Weighted Average Grant Date Fair Value Per Share, Forfeited	$ 44.8	$ 2.57
Aggregate Intrinsic Value, Forfeited
Shares, Granted			4,500
Weighted Average Grant Date Fair Value Per Share, Granted			$ 102.8
Aggregate Intrinsic Value, Granted
Shares, Granted	8,000	17,500
Weighted Average Grant Date Fair Value Per Share, Granted	$ 10.8	$ 55.6	$ 18.8
Aggregate Intrinsic Value, Granted
Shares, Vested	(11,750)	(16,229)	(7,125)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 48.4	$ 74.8	$ 211.2
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	4,646	12,146	13,875
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 7.2	$ 56	$ 82.4
Aggregate Intrinsic Value, Unvested Ending